UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21309

             Advent Claymore Convertible Securities and Income Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1271 Avenue of the Americas, 45th Floor
                    ---------------------------------------
                               New York, NY 10020
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 Edward C. Delk
                                 --------------
                    1271 Avenue of the Americas, 45th Floor
                    ---------------------------------------
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-482-1600

                      Date of fiscal year end: October 31

             Date of reporting period: July 1, 2015 - June 30, 2016

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21309
Reporting Period: 07/01/2015 - 06/30/2016
ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND









============ ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND ============


CEMPRA, INC.

Ticker:       CEMP           Security ID:  15130J109
Meeting Date: MAY 18, 2016   Meeting Type: Annual
Record Date:  MAR 28, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    DIRECTOR                                For       For          Management
1.    DIRECTOR                                For       For          Management
2.    TO APPROVE ON A NON-BINDING ADVISORY    For       For          Management
      BASIS THE COMPANY'S 2015 EXECUTIVE
      COMPENSATION.
3.    TO APPROVE ON A NON-BINDING ADVISORY    3 Years   3 Years      Management
      BASIS THE FREQUENCY WITH WHICH FUTURE
      ADVISORY VOTES ON EXECUTIVE
      COMPENSATION SHOULD BE HELD.
4.    TO RATIFY THE APPOINTMENT OF            For       For          Management
      PRICEWATERHOUSECOOPERS LLP AS OUR
      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE FISCAL YEAR
      ENDING DECEMBER 31, 2016.


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MYLAN N.V.

Ticker:       MYL            Security ID:  N59465109
Meeting Date: AUG 28, 2015   Meeting Type: Special
Record Date:  JUL 31, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    APPROVAL UNDER ARTICLE 2:107A OF THE    For       For          Management
      DUTCH CIVIL CODE OF THE ACQUISITION,
      DIRECTLY OR INDIRECTLY (WHETHER BY WAY
      OF AN OFFER (AND SUBSEQUENT COMPULSORY
      ACQUISITION) OR ANY OTHER LEGAL
      ARRANGEMENT) OF ALL OR ANY PORTION OF
      THE ORDINARY SHARES OF PERRIGO CO


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MYLAN N.V.

Ticker:       MYL            Security ID:  N59465109
Meeting Date: JAN 07, 2016   Meeting Type: Special
Record Date:  DEC 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    PROPOSED RESOLUTION TO REDEEM ALL       For       For          Management
      ISSUED PREFERRED SHARES, PAR VALUE 0.
      01 EURO PER SHARE, IN THE CAPITAL OF
      MYLAN N.V.


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PERRIGO COMPANY PLC

Ticker:       PRGO           Security ID:  G97822103
Meeting Date: NOV 04, 2015   Meeting Type: Annual
Record Date:  SEP 08, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: LAURIE BRLAS      For       For          Management
1B.   ELECTION OF DIRECTOR: GARY M. COHEN     For       For          Management
1C.   ELECTION OF DIRECTOR: MARC COUCKE       For       For          Management
1D.   ELECTION OF DIRECTOR: JACQUALYN A.      For       For          Management
      FOUSE
1E.   ELECTION OF DIRECTOR: ELLEN R. HOFFING  For       For          Management
1F.   ELECTION OF DIRECTOR: MICHAEL J.        For       For          Management
      JANDERNOA
1G.   ELECTION OF DIRECTOR: GERARD K.         For       For          Management
      KUNKLE, JR.
1H.   ELECTION OF DIRECTOR: HERMAN MORRIS,    For       For          Management
      JR.
1I.   ELECTION OF DIRECTOR: DONAL O'CONNOR    For       For          Management
1J.   ELECTION OF DIRECTOR: JOSEPH C. PAPA    For       For          Management
1K.   ELECTION OF DIRECTOR: SHLOMO YANAI      For       For          Management
2.    RATIFY THE APPOINTMENT OF ERNST &       For       For          Management
      YOUNG LLP AS OUR INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      THE PERIOD ENDING DECEMBER 31, 2015,
      AND AUTHORIZE THE BOARD OF DIRECTORS,
      ACTING THROUGH THE AUDIT COMMITTEE, TO
      FIX THE REMUNERATION OF THE AUDITORS.
3.    AN ADVISORY VOTE TO APPROVE THE         For       For          Management
      COMPANY'S EXECUTIVE COMPENSATION.
4.    AUTHORIZE PERRIGO COMPANY PLC AND/OR    For       For          Management
      ANY SUBSIDIARY OF PERRIGO COMPANY PLC
      TO MAKE MARKET PURCHASES OF PERRIGO
      COMPANY PLC'S ORDINARY SHARES.
5.    DETERMINE THE REISSUE PRICE RANGE FOR   For       For          Management
      PERRIGO COMPANY PLC TREASURY SHARES.
6.    APPROVE AMENDMENTS TO THE MEMORANDUM    For       For          Management
      OF ASSOCIATION OF THE COMPANY.
7.    ADOPT REVISED ARTICLES OF ASSOCIATION   For       For          Management
      OF THE COMPANY.


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QUALCOMM INCORPORATED

Ticker:       QCOM           Security ID:  747525103
Meeting Date: MAR 08, 2016   Meeting Type: Annual
Record Date:  JAN 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: BARBARA T.
      ALEXANDER
1B.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: RAYMOND V.
      DITTAMORE
1C.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: JEFFREY W.
      HENDERSON
1D.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: THOMAS W. HORTON
1E.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: PAUL E. JACOBS
1F.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: HARISH MANWANI
1G.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: MARK D.
      MCLAUGHLIN
1H.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: STEVE MOLLENKOPF
1I.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: CLARK T. RANDT,
      JR.
1J.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: FRANCISCO ROS
1K.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: JONATHAN J.
      RUBINSTEIN
1L.   ELECTION OF DIRECTOR TO HOLD OFFICE     For       For          Management
      UNTIL THE NEXT ANNUAL MEETING OF
      STOCKHOLDERS AND UNTIL THEIR
      RESPECTIVE SUCCESSORS HAVE BEEN
      ELECTED AND QUALIFIED: ANTHONY J.
      VINCIQUERRA
2.    TO RATIFY THE SELECTION OF              For       For          Management
      PRICEWATERHOUSECOOPERS LLP AS OUR
      INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR
      FISCAL YEAR ENDING SEPTEMBER 25, 2016.
3.    TO APPROVE THE 2016 LONG-TERM           For       For          Management
      INCENTIVE PLAN.
4.    TO APPROVE OUR EXECUTIVE COMPENSATION.  For       For          Management
5.    A STOCKHOLDER PROPOSAL, IF PROPERLY     Against   Against      Shareholder
      PRESENTED AT THE ANNUAL MEETING.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund
------------------------------------------------------

By:      /s/ Tracy V. Maitland
         ---------------------
Name:    Tracy V. Maitland
         -----------------
Title:   President and Chief Executive Officer
         -------------------------------------
Date:    August 17, 2016
         ---------------